Notes to the Assets of the Balance Sheet - Summary of expected impact of initial application of new standards or inter pretations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation of Right-of-Use Assets	€ (2,805)
Interest expense on lease liabilities	(932)	€ 0	€ 0
Expenses for Leases of Low Value Assets	(56)
IFRS 16 leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation of Right-of-Use Assets	(2,805)
Interest expense on lease liabilities	(932)
Expenses for Short Term Leases	0
Expenses for Leases of Low Value Assets	(41)
Total	€ (3,778)